UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report April 30, 2009

EATON VANCE SENIOR FLOATING-RATE TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009
INVESTMENT UPDATE
Economic and Market Conditions

Scott H. Page, CFA
Co-Portfolio Manager

Peter M. Campo, CFA
Co-Portfolio Manager

Craig P. Russ
Co-Portfolio Manager
•	During the six months ending April 30, 2009, credit markets experienced unprecedented volatility in the early part of the period but staged a turnaround in the latter four months. While there is little doubt that a recession would bring higher default rates, it was difficult to reconcile bank loan prices with market fundamentals during November and December of 2008. A range of data and criteria used to monitor creditworthiness suggested that overall credit quality appeared to be in line with previous downturns. Despite this, bank loans traded far below levels consistent with default and recovery expectations, reflecting a full-scale breakdown in the credit markets. Some selling was forced, especially by hedge funds and structured investment vehicles unable to meet margin requirements. In the final four months of the period, however, the market for bank loans began to recover, and cash was put to work in a sector with no active sellers and a new issue market that remained largely closed. As a result, loan prices jumped. We believe that this could be the primary theme from the technical side of the market for the near term. Other positive developments included spread tightening and robust debt issuance in the investment-grade debt market and improvements in short-term financing and other liquidity measures as government stimulus programs began to take hold. We believe this thawing of the high end of the credit markets is beginning to gradually filter down to non-investment-grade sectors. We have also seen several instances in the below-investment-grade market in which issuers have successfully refinanced their debt and/or issued bonds to retire term loans. We are encouraged by these developments and believe they should contribute to improving technicals in our market. Ironically, as performance has improved in 2009, defaults have increased — a trend we expect may continue.
Management Discussion
•	The Trust is a closed-end fund and trades on the New York Stock Exchange under the symbol “EFR.” The Trust’s investment objective is to provide a high level of current income. As a secondary objective, it may also seek preservation of capital to the extent consistent with its primary goal of high current income. Under normal market conditions, the Trust invests at least 80% of its total assets in senior, secured floating-rate loans (senior loans). In managing the Trust, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market. The Trust may also invest in second lien loans and high-yield bonds, and, as discussed below, employs leverage, which may increase risk.
Eaton Vance Senior Floating-Rate Trust
Total Return Performance 10/31/08 – 4/30/09

NYSE Symbol		EFR

At Net Asset Value (NAV)[1]		4.99%
At Share Price[1]		7.07
S&P/LSTA Leveraged Loan Index[2]		5.98
Premium/(Discount) to NAV (4/30/09)		-5.13%
Total Distributions per common share		$0.444
Distribution Rate[3]	At NAV	7.57%
	At Share Price	7.98%
Please refer to page 3 for additional performance information.

[1]	Performance results reflect the effects of leverage.

[2]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage.

[3]	The Distribution Rate is based on the Trust’s most recent monthly distribution per share (annualized) divided by the Trust’s NAV or share price at the end of the period. The Trust’s monthly distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Absent an expense waiver by the investment adviser, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009
INVESTMENT UPDATE
•	As of April 30, 2009, the Trust’s investments included senior loans to 391 borrowers spanning 39 industries, with an average loan size of 0.24% of total investments, and no industry constituting more than 10% of total investments. Healthcare, business equipment and services, and cable and satellite television were among the top industry weightings.
•	During the six-month period, the Trust’s return at net asset value lagged the S&P/LSTA Leveraged Loan Index[1] (the Index), primarily because leverage hurt performance in the first two months of the period — November and December of 2008 — more than it helped during the credit recovery in the latter four months of the period.
•	The Trust’s higher relative weightings in business equipment and services and in cable and satellite television, both of which outperformed the broader market, contributed positively to its relative performance. A higher relative percentage of single B and BB-rated issues, which outperformed lower-quality loans, was also helpful.
•	As of April 30, 2009, the Trust employed leverage of 36.5% of total assets — 24.4% auction preferred shares (APS)[2] and 12.1% borrowings. Use of leverage creates an opportunity for income, but at the same time creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).
•	As we move into this rising default environment in 2009, we believe that our experienced credit research analysts helped us to avoid some of the riskiest names, resulting in the Trust having fewer defaulted loans than many of its peers. In addition, we believe our diversified approach to the asset class — which includes keeping investments in individual issues relatively small — has helped to contain the degree of losses associated with the defaulted loans that the Trust does hold.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage.

[2]	In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its APS and borrowings. APS percentage represents the liquidation value of the Trust’s APS outstanding at 4/30/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and borrowings outstanding.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009
FUND PERFORMANCE

Trust Performance[1] New York Stock Exchange Symbol (NYSE)	EFR

Average Annual Total Returns (by share price, NYSE)
Six Months	7.07%
One Year	-28.99
Five Years	-6.28
Life of Trust (11/28/03)	-4.62
Average Annual Total Returns (at net asset value)
Six Months	4.99%
One Year	-29.44
Five Years	-4.20
Life of Trust (11/28/03)	-3.69

[1]	Performance results reflect the effects of leverage.
Portfolio Composition

Top Ten Holdings[2]

By total investments
Intelsat Corp.	1.3%
SunGard Data Systems, Inc.	1.2
UPC Broadband Holding B.V.	1.2
Community Health Systems, Inc.	1.1
Rite Aid Corp.	1.1
Georgia-Pacific Corp.	1.1
MCC Iowa, LLC	1.0
Cequel Communications, LLC	0.9
Graphic Packaging International, Inc.	0.8
Centennial Cellular Operating Co., LLC	0.8

[2]	Reflects the Trust’s investments as of 4/30/09. Holdings are shown as a percentage of the Trust’s total investments.

Top Five Industries[3]

By total investments
Healthcare	10.0%
Business Equipment and Services	7.6
Cable and Satellite Television	7.2
Leisure Goods/Activities/Movies	6.6
Publishing	5.2

[3]	Reflects the Trust’s investments as of 4/30/09. Industries are shown as a percentage of the Trust’s total investments.

Credit Quality Ratings for Total Loan Investments[4]

By total loan investments
Baa	0.7%
Ba	34.5
B	38.5
Caa	10.0
Defaulted	6.0
Non-Rated[5]	10.3

[4]	Credit Quality ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Trust’s total loan investments as of 4/30/09. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[5]	Certain loans in which the Trust invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Absent an expense waiver by the investment adviser, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 145.4%(1)

Principal
Amount*		Borrower/Tranche Description	Value

Aerospace and Defense — 3.6%

ACTS Aero Technical Support & Service, Inc.
	709,366	Term Loan, 7.37%, Maturing October 5, 2014	$138,326
AWAS Capital, Inc.
	724,965	Term Loan, 3.00%, Maturing March 22, 2013	514,725
Colt Defense, LLC
	976,450	Term Loan, 4.01%, Maturing July 9, 2014	878,805
DAE Aviation Holdings, Inc.
	416,490	Term Loan, 4.39%, Maturing July 31, 2014	245,729
	409,534	Term Loan, 4.79%, Maturing July 31, 2014	241,625
Evergreen International Aviation
	1,376,943	Term Loan, 9.00%, Maturing October 31, 2011	724,616
Hawker Beechcraft Acquisition
	256,285	Term Loan, 3.22%, Maturing March 26, 2014	134,122
	4,353,422	Term Loan, 3.22%, Maturing March 26, 2014	2,278,289
Hexcel Corp.
	818,375	Term Loan, 3.34%, Maturing March 1, 2012	752,905
IAP Worldwide Services, Inc.
	882,173	Term Loan, 8.25%, Maturing December 30, 2012(2)	507,250
Spirit AeroSystems, Inc.
	1,589,406	Term Loan, 2.89%, Maturing December 31, 2011	1,462,254
TransDigm, Inc.
	1,625,000	Term Loan, 3.23%, Maturing June 23, 2013	1,496,354
Vought Aircraft Industries, Inc.
	2,097,896	Term Loan, 2.93%, Maturing December 17, 2011	1,659,960
	496,475	Term Loan, 7.50%, Maturing December 22, 2011	417,867
Wesco Aircraft Hardware Corp.
	1,142,688	Term Loan, 2.68%, Maturing September 29, 2013	948,431

			$12,401,258

Air Transport — 0.8%

Airport Development and Investment, Ltd.
GBP	782,900	Term Loan - Second Lien, 5.54%, Maturing April 7, 2011	$490,780
Delta Air Lines, Inc.
	1,179,000	Term Loan - Second Lien, 3.74%, Maturing April 30, 2014	609,641
Northwest Airlines, Inc.
	1,916,833	Term Loan, 2.46%, Maturing December 31, 2010	1,776,664

			$2,877,085

Automotive — 6.7%

Accuride Corp.
	1,957,967	Term Loan, 8.00%, Maturing January 31, 2012	$1,198,031
Adesa, Inc.
	2,543,805	Term Loan, 3.10%, Maturing October 18, 2013	2,134,252
Affina Group, Inc.
	1,325,940	Term Loan, 4.04%, Maturing November 30, 2011	945,837
Allison Transmission, Inc.
	1,903,055	Term Loan, 3.22%, Maturing September 30, 2014	1,373,899
Chrysler Financial
	2,473,656	Term Loan, 4.45%, Maturing August 1, 2014	1,837,572
CSA Acquisition Corp.
	353,889	Term Loan, 3.75%, Maturing December 23, 2011	116,783
	884,071	Term Loan, 3.75%, Maturing December 23, 2011	291,744
	483,750	Term Loan, 3.75%, Maturing December 23, 2012	159,637
Dayco Products, LLC
	1,728,451	Term Loan, 0.00%, Maturing June 21, 2011(3)	264,453
Delphi Corp.
	1,361,357	DIP Loan, 0.00%, Maturing June 30, 2009(3)	231,431
	138,644	DIP Loan, 10.50%, Maturing June 30, 2009	23,569
Federal-Mogul Corp.
	1,492,610	Term Loan, 2.43%, Maturing December 27, 2014	853,276
	3,135,523	Term Loan, 2.39%, Maturing December 27, 2015	1,792,475
Ford Motor Co.
	2,233,787	Term Loan, 3.69%, Maturing December 15, 2013	1,414,901
General Motors Corp.
	3,379,737	Term Loan, 8.00%, Maturing November 29, 2013	2,222,177
Goodyear Tire & Rubber Co.
	2,400,000	Term Loan - Second Lien, 2.19%, Maturing April 30, 2010	2,016,430
HLI Operating Co., Inc.
EUR	109,091	Term Loan, 9.50%, Maturing May 30, 2014	57,014
EUR	1,853,091	Term Loan, 9.50%, Maturing May 30, 2014	968,470
Keystone Automotive Operations, Inc.
	1,330,251	Term Loan, 4.33%, Maturing January 12, 2012	555,380
LKQ Corp.
	952,504	Term Loan, 2.71%, Maturing October 12, 2014	850,110
TriMas Corp.
	234,375	Term Loan, 2.75%, Maturing August 2, 2011	200,977
	1,980,082	Term Loan, 3.09%, Maturing August 2, 2013	1,697,920
TRW Automotive, Inc.
	1,000,000	Term Loan, 2.00%, Maturing February 2, 2014	671,667
United Components, Inc.
	1,137,153	Term Loan, 3.50%, Maturing June 30, 2010	858,551

			$22,736,556

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Beverage and Tobacco — 0.1%

Culligan International Co.
EUR	975,000	Term Loan - Second Lien, 6.25%, Maturing May 31, 2013	$249,942

			$249,942

Brokers, Dealers and Investment Houses — 0.2%

AmeriTrade Holding Corp.
	730,172	Term Loan, 1.95%, Maturing December 31, 2012	$692,751

			$692,751

Building and Development — 3.8%

Beacon Sales Acquisition, Inc.
	1,146,000	Term Loan, 3.13%, Maturing September 30, 2013	$936,855
Brickman Group Holdings, Inc.
	1,185,764	Term Loan, 2.43%, Maturing January 23, 2014	1,036,061
Epco/Fantome, LLC
	1,342,000	Term Loan, 3.06%, Maturing November 23, 2010	1,026,630
Forestar USA Real Estate Group, Inc.
	1,549,657	Revolving Loan, 4.38%, Maturing December 1, 2010(4)	1,278,467
	1,550,000	Term Loan, 4.44%, Maturing December 1, 2010	1,278,750
Hovstone Holdings, LLC
	894,412	Term Loan, 5.50%, Maturing July 1, 2009(5)	359,822
LNR Property Corp.
	1,144,000	Term Loan, 4.00%, Maturing July 3, 2011	610,896
Metroflag BP, LLC
	500,000	Term Loan - Second Lien, 0.00%, Maturing July 2, 2009(3)	37,500
Mueller Water Products, Inc.
	1,762,318	Term Loan, 2.66%, Maturing May 24, 2014	1,489,159
NCI Building Systems, Inc.
	553,061	Term Loan, 1.95%, Maturing June 18, 2010	445,214
November 2005 Land Investors
	304,334	Term Loan, 6.43%, Maturing May 9, 2011(2)	152,167
Panolam Industries Holdings, Inc.
	1,000,288	Term Loan, 5.00%, Maturing September 30, 2012	575,166
Re/Max International, Inc.
	636,247	Term Loan, 4.61%, Maturing December 17, 2012	448,554
	456,309	Term Loan, 8.61%, Maturing December 17, 2012	321,698
Realogy Corp.
	321,321	Term Loan, 4.18%, Maturing September 1, 2014	209,433
	678,679	Term Loan, 4.18%, Maturing September 1, 2014	442,353
South Edge, LLC
	787,500	Term Loan, 0.00%, Maturing October 31, 2009(3)	143,063
TRU 2005 RE Holding Co.
	3,539,635	Term Loan, 3.51%, Maturing December 9, 2009	2,238,819
United Subcontractors, Inc.
	838,227	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(2)(5)	55,323

			$13,085,930

Business Equipment and Services — 11.4%

ACCO Brands Corp.
	1,017,825	Term Loan, 7.75%, Maturing August 17, 2012	$646,319
Activant Solutions, Inc.
	1,170,296	Term Loan, 2.94%, Maturing May 1, 2013	803,604
Affiliated Computer Services
	798,187	Term Loan, 2.44%, Maturing March 20, 2013	754,509
	708,607	Term Loan, 2.46%, Maturing March 20, 2013	669,830
Affinion Group, Inc.
	2,378,933	Term Loan, 3.73%, Maturing October 17, 2012	2,093,461
Allied Barton Security Service
	995,379	Term Loan, 6.75%, Maturing February 21, 2015	935,656
Education Management, LLC
	4,654,175	Term Loan, 3.00%, Maturing June 1, 2013	4,193,742
Info USA, Inc.
	275,255	Term Loan, 3.22%, Maturing February 14, 2012	222,268
Intergraph Corp.
	1,000,000	Term Loan, 3.26%, Maturing May 29, 2014	915,000
	1,000,000	Term Loan - Second Lien, 6.74%, Maturing November 29, 2014	839,167
iPayment, Inc.
	2,525,878	Term Loan, 2.89%, Maturing May 10, 2013	1,717,597
Kronos, Inc.
	1,044,274	Term Loan, 3.47%, Maturing June 11, 2014	777,984
Language Line, Inc.
	1,909,877	Term Loan, 4.47%, Maturing June 11, 2011	1,680,692
Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 6.50%, Maturing March 28, 2015	602,500
N.E.W. Holdings I, LLC
	1,906,076	Term Loan, 3.47%, Maturing May 22, 2014	1,329,488
Protection One, Inc.
	891,370	Term Loan, 2.68%, Maturing March 31, 2012	702,697
Quantum Corp.
	221,000	Term Loan, 4.50%, Maturing July 12, 2014	177,353
Quintiles Transnational Corp.
	1,700,000	Term Loan - Second Lien, 4.43%, Maturing March 31, 2014	1,411,000
Sabre, Inc.
	6,057,297	Term Loan, 3.07%, Maturing September 30, 2014	3,372,400
Serena Software, Inc.
	477,000	Term Loan, 2.92%, Maturing March 10, 2013	341,651

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Sitel (Client Logic)
	1,866,855	Term Loan, 6.42%, Maturing January 29, 2014	$1,166,784
Solera Holdings, LLC
EUR	740,315	Term Loan, 3.44%, Maturing May 15, 2014	852,174
SunGard Data Systems, Inc.
	7,141,161	Term Loan, 2.67%, Maturing February 11, 2013	6,445,891
TDS Investor Corp.
	269,897	Term Loan, 3.47%, Maturing August 23, 2013	182,105
	2,345,107	Term Loan, 3.47%, Maturing August 23, 2013	1,582,295
EUR	1,054,228	Term Loan, 3.78%, Maturing August 23, 2013	902,002
Transaction Network Services, Inc.
	552,695	Term Loan, 2.49%, Maturing May 4, 2012	521,836
Valassis Communications, Inc.
	461,655	Term Loan, 2.18%, Maturing March 2, 2014	395,869
	1,799,183	Term Loan, 2.18%, Maturing March 2, 2014	1,542,799
West Corp.
	1,382,700	Term Loan, 2.83%, Maturing October 24, 2013	1,170,494

			$38,949,167

Cable and Satellite Television — 11.1%

Atlantic Broadband Finance, LLC
	2,684,604	Term Loan, 3.47%, Maturing February 10, 2011	$2,436,278
Bragg Communications, Inc.
	2,117,750	Term Loan, 3.76%, Maturing August 31, 2014	1,980,096
Bresnan Broadband Holdings, LLC
	500,000	Term Loan, 3.05%, Maturing March 29, 2014	459,584
	1,200,000	Term Loan - Second Lien, 4.99%, Maturing March 29, 2014	960,000
Cequel Communications, LLC
	493,703	Term Loan, 2.48%, Maturing November 5, 2013	448,776
	1,550,000	Term Loan - Second Lien, 5.00%, Maturing May 5, 2014	1,242,768
	3,908,909	Term Loan - Second Lien, 6.49%, Maturing May 5, 2014(2)	3,218,009
Charter Communications Operating, Inc.
	2,375,567	Term Loan, 4.69%, Maturing April 28, 2013	2,010,323
CSC Holdings, Inc.
	2,937,529	Term Loan, 2.20%, Maturing March 29, 2013	2,725,477
CW Media Holdings, Inc.
	615,625	Term Loan, 4.47%, Maturing February 15, 2015	498,849
Foxco Acquisition Sub., LLC
	583,643	Term Loan, 7.25%, Maturing July 2, 2015	358,941
Insight Midwest Holdings, LLC
	3,594,375	Term Loan, 2.50%, Maturing April 6, 2014	3,302,332
MCC Iowa, LLC
	5,762,802	Term Loan, 2.08%, Maturing January 31, 2015	5,143,301
Mediacom Illinois, LLC
	3,711,967	Term Loan, 1.83%, Maturing January 31, 2015	3,322,210
NTL Investment Holdings, Ltd.
GBP	372,729	Term Loan, 3.89%, Maturing March 30, 2012	457,246
GBP	1,150,262	Term Loan, 3.81%, Maturing September 3, 2012	1,411,084
ProSiebenSat.1 Media AG
EUR	409,546	Term Loan, 4.59%, Maturing March 2, 2015	88,054
EUR	11,076	Term Loan, 3.75%, Maturing June 26, 2015	9,374
EUR	272,924	Term Loan, 3.75%, Maturing June 26, 2015	230,979
EUR	409,546	Term Loan, 4.84%, Maturing March 2, 2016	88,054
EUR	358,308	Term Loan, 9.21%, Maturing March 2, 2017(2)	18,455
EUR	519,952	Term Loan - Second Lien, 5.96%, Maturing September 2, 2016	31,646
UPC Broadband Holding B.V.
EUR	4,050,000	Term Loan, 3.14%, Maturing October 16, 2011	4,395,230
	1,950,000	Term Loan, 2.32%, Maturing December 31, 2014	1,806,188
Virgin Media Investment Holdings
GBP	239,517	Term Loan, 5.31%, Maturing March 30, 2012	293,827
YPSO Holding SA
EUR	209,021	Term Loan, 3.69%, Maturing July 28, 2014	185,292
EUR	249,358	Term Loan, 3.69%, Maturing July 28, 2014	221,050
EUR	541,621	Term Loan, 3.69%, Maturing July 28, 2014	480,134

			$37,823,557

Chemicals and Plastics — 7.4%

AZ Chem US, Inc.
	500,000	Term Loan - Second Lien, 5.93%, Maturing February 28, 2014	$275,000
Brenntag Holding GmbH and Co. KG
	373,091	Term Loan, 2.50%, Maturing December 23, 2013	302,204
	1,526,909	Term Loan, 3.18%, Maturing December 23, 2013	1,236,796
	1,000,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	580,000
Celanese Holdings, LLC
	4,140,500	Term Loan, 2.94%, Maturing April 2, 2014	3,685,985
First Chemical Holding
EUR	965,273	Term Loan, 4.56%, Maturing December 18, 2014	391,128
Foamex, L.P.
	1,452,328	Term Loan, 0.00%, Maturing February 12, 2013(3)	418,754
Georgia Gulf Corp.
	655,225	Term Loan, 8.91%, Maturing October 3, 2013	423,713
Hexion Specialty Chemicals, Inc.
	491,250	Term Loan, 3.50%, Maturing May 5, 2012	245,625
	959,757	Term Loan, 3.50%, Maturing May 5, 2013	475,765
	4,418,192	Term Loan, 3.50%, Maturing May 5, 2013	2,190,160

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Huntsman International, LLC
	1,500,000	Term Loan, 2.18%, Maturing August 16, 2012	$1,245,000
INEOS Group
	2,294,637	Term Loan, 7.50%, Maturing December 14, 2013	1,231,456
	2,199,602	Term Loan, 8.00%, Maturing December 14, 2014	1,180,454
EUR	750,000	Term Loan - Second Lien, 7.71%, Maturing December 14, 2012	291,495
Innophos, Inc.
	326,584	Term Loan, 3.43%, Maturing August 10, 2010	307,805
ISP Chemco, Inc.
	1,564,576	Term Loan, 2.63%, Maturing June 4, 2014	1,424,742
Kranton Polymers, LLC
	2,758,031	Term Loan, 3.25%, Maturing May 12, 2013	1,878,219
Lucite International Group Holdings
	210,375	Term Loan, 2.68%, Maturing July 7, 2013	204,064
	594,079	Term Loan, 2.68%, Maturing July 7, 2013	576,256
MacDermid, Inc.
EUR	782,384	Term Loan, 3.21%, Maturing April 12, 2014	538,290
Millenium Inorganic Chemicals
	313,967	Term Loan, 3.47%, Maturing April 30, 2014	204,079
	975,000	Term Loan - Second Lien, 6.97%, Maturing October 31, 2014	589,875
Momentive Performance Material
	1,685,254	Term Loan, 2.69%, Maturing December 4, 2013	1,135,440
Propex Fabrics, Inc.
	645,995	Term Loan, 7.25%, Maturing July 31, 2012(2)	101,744
Rockwood Specialties Group, Inc.
	3,225,975	Term Loan, 2.18%, Maturing December 10, 2012	2,910,291
Schoeller Arca Systems Holding
EUR	144,523	Term Loan, 5.82%, Maturing November 16, 2015	86,048
EUR	412,060	Term Loan, 5.82%, Maturing November 16, 2015	245,339
EUR	443,417	Term Loan, 5.82%, Maturing November 16, 2015	264,008
Solo Cup Co.
	484,813	Term Loan, 4.72%, Maturing February 27, 2011	455,421

			$25,095,156

Clothing/Textiles — 0.5%

Hanesbrands, Inc.
	850,000	Term Loan - Second Lien, 4.84%, Maturing March 5, 2014	$769,250
St. John Knits International, Inc.
	504,530	Term Loan, 9.00%, Maturing March 23, 2012	340,557
The William Carter Co.
	623,728	Term Loan, 2.01%, Maturing July 14, 2012	592,542

			$1,702,349

Conglomerates — 5.0%

Amsted Industries, Inc.
	1,684,378	Term Loan, 3.15%, Maturing October 15, 2010	$1,541,206
Blount, Inc.
	249,524	Term Loan, 2.25%, Maturing August 9, 2010	231,433
Doncasters (Dunde HoldCo 4 Ltd.)
	427,981	Term Loan, 2.99%, Maturing July 13, 2015	250,369
	427,981	Term Loan, 3.49%, Maturing July 13, 2015	250,369
GBP	500,000	Term Loan - Second Lien, 5.48%, Maturing November 15, 2016	323,608
GenTek, Inc.
	497,238	Term Loan, 3.18%, Maturing February 25, 2011	431,354
Jarden Corp.
	1,190,479	Term Loan, 2.97%, Maturing January 24, 2012	1,143,455
	2,112,457	Term Loan, 2.97%, Maturing January 24, 2012	2,029,015
Johnson Diversey, Inc.
	1,623,517	Term Loan, 3.18%, Maturing December 16, 2011	1,538,282
Manitowoc Company, Inc. (The)
	1,246,875	Term Loan, 6.50%, Maturing August 21, 2014	957,600
Polymer Group, Inc.
	2,293,477	Term Loan, 3.21%, Maturing November 22, 2012	1,983,858
RBS Global, Inc.
	788,187	Term Loan, 2.44%, Maturing July 19, 2013	623,653
	3,784,836	Term Loan, 3.36%, Maturing July 19, 2013	3,013,676
RGIS Holdings, LLC
	2,710,315	Term Loan, 3.45%, Maturing April 30, 2014	2,028,218
	135,516	Term Loan, 3.72%, Maturing April 30, 2014	101,411
Vertrue, Inc.
	822,227	Term Loan, 4.22%, Maturing August 16, 2014	612,559

			$17,060,066

Containers and Glass Products — 4.7%

Berry Plastics Corp.
	2,000,000	Term Loan, 2.47%, Maturing April 3, 2015	$1,472,500
Consolidated Container Co.
	1,000,000	Term Loan - Second Lien, 5.93%, Maturing September 28, 2014	415,000
Crown Americas, Inc.
	606,250	Term Loan, 2.20%, Maturing November 15, 2012	584,273
Graham Packaging Holdings Co.
	2,148,147	Term Loan, 2.76%, Maturing October 7, 2011	1,945,268
Graphic Packaging International, Inc.
	4,475,625	Term Loan, 3.06%, Maturing May 16, 2014	4,065,358
	478,069	Term Loan, 3.79%, Maturing May 16, 2014	441,417
JSG Acquisitions
	1,845,000	Term Loan, 3.03%, Maturing December 31, 2013	1,465,622
	1,845,000	Term Loan, 3.28%, Maturing December 13, 2014	1,465,622

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Owens-Brockway Glass Container
	1,555,938	Term Loan, 1.95%, Maturing June 14, 2013	$1,427,087
Smurfit-Stone Container Corp.
	487,475	Revolving Loan, 3.27%, Maturing December 31, 2009	382,668
	1,470,007	Term Loan, 3.03%, Maturing November 1, 2009	1,153,956
	191,320	Term Loan, 2.82%, Maturing November 1, 2011	148,847
	335,726	Term Loan, 2.82%, Maturing November 1, 2011	258,844
	632,788	Term Loan, 2.82%, Maturing November 1, 2011	492,309
	295,007	Term Loan, 4.50%, Maturing November 1, 2011	227,450

			$15,946,221

Cosmetics/Toiletries — 0.7%

American Safety Razor Co.
	490,545	Term Loan, 3.45%, Maturing July 31, 2013	$430,453
	900,000	Term Loan - Second Lien, 6.68%, Maturing July 31, 2014	605,250
KIK Custom Products, Inc.
	975,000	Term Loan - Second Lien, 5.44%, Maturing November 30, 2014	222,625
Prestige Brands, Inc.
	1,279,458	Term Loan, 2.68%, Maturing April 7, 2011	1,234,677

			$2,493,005

Drugs — 1.3%

Graceway Pharmaceuticals, LLC
	708,003	Term Loan, 3.18%, Maturing May 3, 2012	$523,037
	1,000,000	Term Loan, 6.93%, Maturing May 3, 2013	321,667
	275,000	Term Loan, 8.68%, Maturing November 3, 2013	68,750
Pharmaceutical Holdings Corp.
	340,241	Term Loan, 3.75%, Maturing January 30, 2012	302,814
Stiefel Laboratories, Inc.
	709,915	Term Loan, 3.39%, Maturing December 28, 2013	700,154
	928,148	Term Loan, 3.39%, Maturing December 28, 2013	915,386
Warner Chilcott Corp.
	444,655	Term Loan, 2.43%, Maturing January 18, 2012	419,532
	1,267,842	Term Loan, 2.87%, Maturing January 18, 2012	1,196,209

			$4,447,549

Ecological Services and Equipment — 1.6%

Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 3.24%, Maturing April 1, 2015	$1,076,121
Cory Environmental Holdings
GBP	500,000	Term Loan - Second Lien, 8.06%, Maturing September 30, 2014	462,297
Environmental Systems Products Holdings, Inc.
	1,165,123	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	806,498
Kemble Water Structure, Ltd.
GBP	1,250,000	Term Loan - Second Lien, 5.63%, Maturing October 13, 2013	1,211,217
Sensus Metering Systems, Inc.
	2,073,913	Term Loan, 2.80%, Maturing December 17, 2010	1,876,891

			$5,433,024

Electronics/Electrical — 3.8%

Aspect Software, Inc.
	888,607	Term Loan, 4.25%, Maturing July 11, 2011	$582,037
	1,800,000	Term Loan - Second Lien, 8.31%, Maturing July 11, 2013	468,000
FCI International S.A.S.
	207,823	Term Loan, 4.15%, Maturing November 1, 2013	107,029
	207,823	Term Loan, 4.15%, Maturing November 1, 2013	107,029
	215,870	Term Loan, 4.15%, Maturing November 1, 2013	111,173
	215,870	Term Loan, 4.15%, Maturing November 1, 2013	111,173
Freescale Semiconductor, Inc.
	3,000,000	Term Loan, 2.26%, Maturing December 1, 2013	1,767,189
Infor Enterprise Solutions Holdings
	1,513,906	Term Loan, 4.18%, Maturing July 28, 2012	1,090,012
	2,901,653	Term Loan, 4.18%, Maturing July 28, 2012	2,089,190
	500,000	Term Loan - Second Lien, 5.93%, Maturing March 2, 2014	163,750
	183,333	Term Loan - Second Lien, 6.68%, Maturing March 2, 2014	60,042
	316,667	Term Loan - Second Lien, 6.68%, Maturing March 2, 2014	109,250
Network Solutions, LLC
	672,016	Term Loan, 3.13%, Maturing March 7, 2014	487,211
Open Solutions, Inc.
	2,058,368	Term Loan, 3.23%, Maturing January 23, 2014	1,132,103
Sensata Technologies Finance Co.
	2,742,697	Term Loan, 2.80%, Maturing April 27, 2013	1,940,458
Spectrum Brands, Inc.
	55,977	Term Loan, 2.72%, Maturing March 30, 2013	44,628
	1,134,678	Term Loan, 6.25%, Maturing March 30, 2013	904,622
VeriFone, Inc.
	709,125	Term Loan, 3.18%, Maturing October 31, 2013	631,121
Vertafore, Inc.
	1,210,171	Term Loan, 3.75%, Maturing January 31, 2012	1,101,255

			$13,007,272

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Equipment Leasing — 0.5%

AWAS Capital, Inc.
	1,654,583	Term Loan - Second Lien, 7.25%, Maturing March 22, 2013	$637,014
Hertz Corp.
	14,807	Term Loan, 2.22%, Maturing December 21, 2012	12,016
	1,080,861	Term Loan, 2.22%, Maturing December 21, 2012	877,119

			$1,526,149

Farming/Agriculture — 0.7%

BF Bolthouse HoldCo, LLC
	1,150,000	Term Loan - Second Lien, 5.93%, Maturing December 16, 2013	$822,250
Central Garden & Pet Co.
	1,863,017	Term Loan, 1.94%, Maturing February 28, 2014	1,474,112

			$2,296,362

Financial Intermediaries — 2.3%

Citco III, Ltd.
	2,642,561	Term Loan, 3.58%, Maturing June 30, 2014	$1,466,621
Grosvenor Capital Management
	1,429,052	Term Loan, 2.74%, Maturing December 5, 2013	1,071,789
INVESTools, Inc.
	297,000	Term Loan, 3.68%, Maturing August 13, 2012	289,575
Jupiter Asset Management Group
GBP	404,847	Term Loan, 3.71%, Maturing June 30, 2015	285,231
LPL Holdings, Inc.
	4,010,744	Term Loan, 2.66%, Maturing December 18, 2014	3,435,872
Nuveen Investments, Inc.
	1,460,250	Term Loan, 3.44%, Maturing November 2, 2014	963,309
Oxford Acquisition III, Ltd.
	898,432	Term Loan, 3.10%, Maturing May 24, 2014	309,959
RJO Holdings Corp. (RJ O’Brien)
	450,476	Term Loan, 3.47%, Maturing July 31, 2014	168,929

			$7,991,285

Food Products — 3.2%

Acosta, Inc.
	3,016,578	Term Loan, 2.68%, Maturing July 28, 2013	$2,628,194
Advantage Sales & Marketing, Inc.
	686,533	Term Loan, 2.48%, Maturing March 29, 2013	597,284
Dean Foods Co.
	3,397,982	Term Loan, 2.71%, Maturing April 2, 2014	3,174,755
Pinnacle Foods Finance, LLC
	724,127	Term Loan, 3.25%, Maturing April 2, 2014	607,136
Provimi Group SA
	205,103	Term Loan, 2.68%, Maturing June 28, 2015	146,289
	252,404	Term Loan, 2.68%, Maturing June 28, 2015	180,027
EUR	265,285	Term Loan, 3.22%, Maturing June 28, 2015	250,349
EUR	438,752	Term Loan, 3.22%, Maturing June 28, 2015	414,050
EUR	457,186	Term Loan, 3.22%, Maturing June 28, 2015	431,446
EUR	598,067	Term Loan, 3.22%, Maturing June 28, 2015	564,397
EUR	24,182	Term Loan - Second Lien, 5.22%, Maturing June 28, 2015	11,198
	282,126	Term Loan - Second Lien, 4.68%, Maturing December 28, 2016(4)	98,744
EUR	697,446	Term Loan - Second Lien, 5.22%, Maturing December 28, 2016(4)	322,977
Reddy Ice Group, Inc.
	1,970,000	Term Loan, 2.20%, Maturing August 9, 2012	1,329,750

			$10,756,596

Food Service — 2.3%

AFC Enterprises, Inc.
	417,838	Term Loan, 2.97%, Maturing May 11, 2011	$380,233
Aramark Corp.
GBP	977,500	Term Loan, 3.81%, Maturing January 27, 2014	1,261,691
Buffets, Inc.
	46,833	Term Loan, 7.73%, Maturing July 22, 2009(2)	7,025
	470,074	Term Loan, 7.73%, Maturing July 22, 2009(2)	70,511
	1,000,000	Term Loan, 18.00%, Maturing April 30, 2012	940,000
	137,318	Term Loan, 7.43%, Maturing May 1, 2013(2)	11,500
	977,792	Term Loan, 7.77%, Maturing November 1, 2013(2)	81,890
CBRL Group, Inc.
	1,737,579	Term Loan, 2.69%, Maturing April 27, 2013	1,539,929
NPC International, Inc.
	346,291	Term Loan, 2.68%, Maturing May 3, 2013	298,387
OSI Restaurant Partners, LLC
	185,739	Term Loan, 4.50%, Maturing May 9, 2013	131,642
	2,151,514	Term Loan, 2.75%, Maturing May 9, 2014	1,524,886
QCE Finance, LLC
	1,219,290	Term Loan, 3.50%, Maturing May 5, 2013	729,542
	950,000	Term Loan - Second Lien, 6.98%, Maturing November 5, 2013	323,000
Sagittarius Restaurants, LLC
	356,111	Term Loan, 9.50%, Maturing March 29, 2013	208,325
Selecta
EUR	741,246	Term Loan - Second Lien, 7.04%, Maturing December 28, 2015	232,926

			$7,741,487

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Food/Drug Retailers — 4.8%

General Nutrition Centers, Inc.
	3,382,016	Term Loan, 3.15%, Maturing September 16, 2013	$2,866,259
Iceland Foods Group, Ltd.
GBP	1,250,000	Term Loan, 2.62%, Maturing May 2, 2014	1,728,989
GBP	1,250,000	Term Loan, 3.37%, Maturing May 2, 2015	1,728,989
Pantry, Inc. (The)
	224,361	Term Loan, 1.93%, Maturing May 15, 2014	199,681
	779,315	Term Loan, 1.93%, Maturing May 15, 2014	693,590
Rite Aid Corp.
	6,336,000	Term Loan, 2.20%, Maturing June 1, 2014	5,141,664
	1,069,625	Term Loan, 6.00%, Maturing June 4, 2014	872,814
Roundy’s Supermarkets, Inc.
	3,348,082	Term Loan, 3.20%, Maturing November 3, 2011	3,069,077

			$16,301,063

Forest Products — 2.6%

Appleton Papers, Inc.
	1,326,375	Term Loan, 6.50%, Maturing June 5, 2014	$961,622
Georgia-Pacific Corp.
	6,272,978	Term Loan, 3.24%, Maturing December 20, 2012	5,867,197
Newpage Corp.
	1,762,413	Term Loan, 4.79%, Maturing December 5, 2014	1,376,640
Xerium Technologies, Inc.
	1,225,324	Term Loan, 6.72%, Maturing May 18, 2012	768,891

			$8,974,350

Healthcare — 15.0%

Accellent, Inc.
	2,263,755	Term Loan, 3.76%, Maturing November 22, 2012	$1,882,690
Alliance Imaging, Inc.
	479,714	Term Loan, 3.66%, Maturing December 29, 2011	459,326
American Medical Systems
	1,025,736	Term Loan, 2.69%, Maturing July 20, 2012	953,935
AMN Healthcare, Inc.
	252,518	Term Loan, 2.97%, Maturing November 2, 2011	231,054
AMR HoldCo, Inc.
	1,096,127	Term Loan, 2.47%, Maturing February 10, 2012	1,002,956
Biomet, Inc.
	1,787,178	Term Loan, 4.15%, Maturing December 26, 2014	1,675,479
EUR	1,206,625	Term Loan, 4.34%, Maturing December 26, 2014	1,464,775
Bright Horizons Family Solutions, Inc.
	942,875	Term Loan, 7.50%, Maturing May 15, 2015	804,586
Cardinal Health 409, Inc.
	4,215,036	Term Loan, 2.68%, Maturing April 10, 2014	2,967,386
Carestream Health, Inc.
	2,669,163	Term Loan, 2.43%, Maturing April 30, 2013	2,316,833
	1,000,000	Term Loan - Second Lien, 5.68%, Maturing October 30, 2013	554,000
Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 2.93%, Maturing March 23, 2015	457,980
Community Health Systems, Inc.
	329,634	Term Loan, 2.68%, Maturing July 25, 2014	298,357
	6,458,990	Term Loan, 3.45%, Maturing July 25, 2014	5,846,122
Concentra, Inc.
	611,565	Term Loan - Second Lien, 7.47%, Maturing June 25, 2015(2)	305,783
ConMed Corp.
	466,889	Term Loan, 1.93%, Maturing April 13, 2013	382,849
Convatec Cidron Healthcare
EUR	745,885	Term Loan, 5.25%, Maturing July 30, 2016	932,602
CRC Health Corp.
	485,063	Term Loan, 3.47%, Maturing February 6, 2013	351,670
	487,500	Term Loan, 3.47%, Maturing February 6, 2013	353,438
Dako EQT Project Delphi
	500,000	Term Loan - Second Lien, 4.96%, Maturing December 12, 2016	187,500
DaVita, Inc.
	547,997	Term Loan, 2.20%, Maturing October 5, 2012	517,001
DJO Finance, LLC
	790,000	Term Loan, 3.77%, Maturing May 15, 2014	703,495
Fenwal, Inc.
	500,000	Term Loan - Second Lien, 6.51%, Maturing August 28, 2014	287,500
Fresenius Medical Care Holdings
	494,103	Term Loan, 2.61%, Maturing March 31, 2013	472,101
Hanger Orthopedic Group, Inc.
	703,142	Term Loan, 2.44%, Maturing May 30, 2013	641,617
HCA, Inc.
	3,547,144	Term Loan, 3.47%, Maturing November 18, 2013	3,210,165
Health Management Association, Inc.
	3,190,878	Term Loan, 2.97%, Maturing February 28, 2014	2,776,463
HealthSouth Corp.
	2,299,819	Term Loan, 2.96%, Maturing March 10, 2013	2,086,265
Iasis Healthcare, LLC
	289,939	Term Loan, 2.43%, Maturing March 14, 2014	258,191
	837,869	Term Loan, 2.43%, Maturing March 14, 2014	746,122
	77,901	Term Loan, 2.44%, Maturing March 14, 2014	69,371
Ikaria Acquisition, Inc.
	489,454	Term Loan, 3.03%, Maturing March 28, 2013	417,259

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*	Borrower/Tranche Description	Value

Healthcare (continued)

IM U.S. Holdings, LLC
987,437	Term Loan, 2.78%, Maturing June 26, 2014	$912,392
625,000	Term Loan - Second Lien, 4.74%, Maturing June 26, 2015	543,750
Invacare Corp.
586,300	Term Loan, 3.21%, Maturing February 12, 2013	517,410
LifePoint Hospitals, Inc.
2,063,187	Term Loan, 2.89%, Maturing April 15, 2012	1,959,658
MultiPlan Merger Corp.
1,057,517	Term Loan, 2.94%, Maturing April 12, 2013	931,937
1,478,832	Term Loan, 2.94%, Maturing April 12, 2013	1,303,221
Mylan, Inc.
582,000	Term Loan, 4.34%, Maturing October 2, 2014	554,679
National Mentor Holdings, Inc.
61,600	Term Loan, 2.44%, Maturing June 29, 2013	41,991
1,009,844	Term Loan, 3.22%, Maturing June 29, 2013	688,377
National Renal Institutes, Inc.
809,095	Term Loan, 6.25%, Maturing March 31, 2013(2)	463,207
Physiotherapy Associates, Inc.
750,129	Term Loan, 7.50%, Maturing June 27, 2013	425,073
RadNet Management, Inc.
537,630	Term Loan, 5.06%, Maturing November 15, 2012	440,856
ReAble Therapeutics Finance, LLC
2,521,036	Term Loan, 2.89%, Maturing November 16, 2013	2,306,748
Renal Advantage, Inc.
838	Term Loan, 3.72%, Maturing October 5, 2012(2)	754
Select Medical Holdings Corp.
2,110,818	Term Loan, 3.25%, Maturing February 24, 2012	1,876,517
Sunrise Medical Holdings, Inc.
415,576	Term Loan, 4.82%, Maturing May 13, 2010	218,178
Vanguard Health Holding Co., LLC
2,144,262	Term Loan, 2.68%, Maturing September 23, 2011	2,026,999
Viant Holdings, Inc.
505,426	Term Loan, 3.47%, Maturing June 25, 2014	381,596

		$51,208,214

Home Furnishings — 2.2%

Hunter Fan Co.
428,252	Term Loan, 3.01%, Maturing April 16, 2014	$226,973
Interline Brands, Inc.
679,130	Term Loan, 2.12%, Maturing June 23, 2013	519,535
935,541	Term Loan, 2.12%, Maturing June 23, 2013	715,689
National Bedding Co., LLC
1,476,124	Term Loan, 2.46%, Maturing August 31, 2011	870,913
2,050,000	Term Loan - Second Lien, 5.46%, Maturing August 31, 2012	729,800
Sealy Mattress Co.
2,700,000	Term Loan, 5.67%, Maturing August 25, 2011	2,227,500
Simmons Co.
2,799,380	Term Loan, 10.50%, Maturing December 19, 2011	2,219,676
1,047,019	Term Loan, 8.22%, Maturing February 15, 2012(2)	23,733

		$7,533,819

Industrial Equipment — 3.8%

Brand Energy and Infrastructure Services, Inc.
788,000	Term Loan, 4.49%, Maturing February 7, 2014	$551,600
CEVA Group PLC U.S.
2,246,405	Term Loan, 3.43%, Maturing January 4, 2014	1,140,050
3,482,973	Term Loan, 3.44%, Maturing January 4, 2014	1,767,609
1,005,694	Term Loan, 4.22%, Maturing January 4, 2014	510,390
EPD Holdings (Goodyear Engineering Products)
146,582	Term Loan, 2.97%, Maturing July 13, 2014	74,268
1,023,477	Term Loan, 2.97%, Maturing July 13, 2014	518,562
775,000	Term Loan - Second Lien, 6.22%, Maturing July 13, 2015	138,531
FR Brand Acquisition Corp.
735,000	Term Loan, 3.49%, Maturing February 7, 2014	499,800
Generac Acquisition Corp.
1,744,302	Term Loan, 3.00%, Maturing November 7, 2013	1,143,971
500,000	Term Loan - Second Lien, 6.50%, Maturing April 7, 2014	149,375
Gleason Corp.
138,408	Term Loan, 2.97%, Maturing June 30, 2013	117,993
568,403	Term Loan, 2.97%, Maturing June 30, 2013	484,564
Jason, Inc.
399,538	Term Loan, 3.73%, Maturing April 30, 2010	209,757
John Maneely Co.
2,680,324	Term Loan, 4.11%, Maturing December 8, 2013	1,946,586
KION Group GmbH
250,000	Term Loan, 2.43%, Maturing December 23, 2014	85,312
250,000	Term Loan, 2.93%, Maturing December 23, 2015	85,313
Polypore, Inc.
2,972,063	Term Loan, 2.50%, Maturing July 3, 2014	2,555,974
Sequa Corp.
795,043	Term Loan, 3.74%, Maturing November 30, 2014	504,852
TFS Acquisition Corp.
682,500	Term Loan, 4.72%, Maturing August 11, 2013	315,656

		$12,800,163

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*	Borrower/Tranche Description	Value

Insurance — 2.8%

AmWINS Group, Inc.
989,924	Term Loan, 3.77%, Maturing June 8, 2013	$596,429
500,000	Term Loan - Second Lien, 6.79%, Maturing June 8, 2014	127,500
Applied Systems, Inc.
1,234,636	Term Loan, 3.61%, Maturing September 26, 2013	1,067,960
CCC Information Services Group, Inc.
1,570,829	Term Loan, 2.68%, Maturing February 10, 2013	1,390,184
Conseco, Inc.
3,437,470	Term Loan, 6.50%, Maturing October 10, 2013	1,443,737
Crawford & Company
1,215,000	Term Loan, 3.72%, Maturing October 31, 2013	1,026,675
Crump Group, Inc.
859,467	Term Loan, 3.43%, Maturing August 4, 2014	644,601
Hub International Holdings, Inc.
499,511	Term Loan, 3.72%, Maturing June 13, 2014	389,619
2,222,865	Term Loan, 3.72%, Maturing June 13, 2014	1,733,835
U.S.I. Holdings Corp.
1,817,625	Term Loan, 3.97%, Maturing May 4, 2014	1,269,307

		$9,689,847

Leisure Goods/Activities/Movies — 10.1%

24 Hour Fitness Worldwide, Inc.
1,624,750	Term Loan, 3.31%, Maturing June 8, 2012	$1,072,335
AMC Entertainment, Inc.
2,803,832	Term Loan, 1.94%, Maturing January 26, 2013	2,604,760
AMF Bowling Worldwide, Inc.
1,000,000	Term Loan - Second Lien, 7.54%, Maturing December 8, 2013	150,000
Bombardier Recreational Products
1,822,785	Term Loan, 3.95%, Maturing June 28, 2013	929,620
Butterfly Wendel US, Inc.
287,796	Term Loan, 3.24%, Maturing June 22, 2013	175,916
287,890	Term Loan, 2.74%, Maturing June 22, 2014	175,973
Carmike Cinemas, Inc.
721,656	Term Loan, 5.19%, Maturing May 19, 2012	614,610
956,483	Term Loan, 6.13%, Maturing May 19, 2012	814,605
Cedar Fair, L.P.
1,443,135	Term Loan, 2.43%, Maturing August 30, 2012	1,314,455
Cinemark, Inc.
3,522,644	Term Loan, 2.29%, Maturing October 5, 2013	3,295,141
Deluxe Entertainment Services
1,063,482	Term Loan, 3.00%, Maturing January 28, 2011	765,707
59,055	Term Loan, 3.47%, Maturing January 28, 2011	42,520
104,273	Term Loan, 3.47%, Maturing January 28, 2011	75,077
Easton-Bell Sports, Inc.
1,227,717	Term Loan, 2.85%, Maturing March 16, 2012	1,058,906
Fender Musical Instruments Corp.
333,046	Term Loan, 2.76%, Maturing June 9, 2014	171,519
656,090	Term Loan, 3.47%, Maturing June 9, 2014	337,886
Mega Blocks, Inc.
1,588,125	Term Loan, 9.75%, Maturing July 26, 2012	555,844
Metro-Goldwyn-Mayer Holdings, Inc.
4,823,432	Term Loan, 3.68%, Maturing April 8, 2012	2,365,493
National CineMedia, LLC
2,750,000	Term Loan, 3.08%, Maturing February 13, 2015	2,450,938
Regal Cinemas Corp.
4,436,098	Term Loan, 4.97%, Maturing November 10, 2010	4,287,072
Revolution Studios Distribution Co., LLC
1,023,881	Term Loan, 4.18%, Maturing December 21, 2014	834,463
800,000	Term Loan - Second Lien, 7.43%, Maturing June 21, 2015	240,000
Six Flags Theme Parks, Inc.
1,105,002	Term Loan, 3.37%, Maturing April 30, 2015	839,801
Southwest Sports Group, LLC
1,875,000	Term Loan, 5.75%, Maturing December 22, 2010	1,092,188
Ticketmaster
1,750,000	Term Loan, 4.23%, Maturing July 22, 2014	1,627,500
Universal City Development Partners, Ltd.
1,721,345	Term Loan, 6.00%, Maturing June 9, 2011	1,641,733
WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010(4)	787,500
3,325,879	Term Loan, 2.80%, Maturing February 28, 2011	3,078,101
Zuffa, LLC
1,351,581	Term Loan, 2.50%, Maturing June 20, 2016	1,115,054

		$34,514,717

Lodging and Casinos — 1.9%

Ameristar Casinos, Inc.
1,064,250	Term Loan, 3.26%, Maturing November 10, 2012	$957,825
LodgeNet Entertainment Corp.
2,160,792	Term Loan, 3.16%, Maturing April 4, 2014	1,519,756
New World Gaming Partners, Ltd.
204,167	Term Loan, 3.71%, Maturing June 30, 2014	101,062
1,008,073	Term Loan, 3.71%, Maturing June 30, 2014	498,996
Penn National Gaming, Inc.
370,978	Term Loan, 2.34%, Maturing October 3, 2012	348,101
Venetian Casino Resort/Las Vegas Sands, Inc.
858,513	Term Loan, 2.18%, Maturing May 14, 2014	523,302
3,399,450	Term Loan, 2.18%, Maturing May 23, 2014	2,072,118

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

Wimar OpCo, LLC
	1,883,308	Term Loan, 6.50%, Maturing January 3, 2012	$522,618

			$6,543,778

Nonferrous Metals / Minerals — 1.9%

Alpha Natural Resources, LLC
	815,937	Term Loan, 2.75%, Maturing October 26, 2012	$754,742
Euramax International, Inc.
	583,289	Term Loan, 0.00%, Maturing June 28, 2012(3)	139,989
	249,928	Term Loan - Second Lien, 0.00%, Maturing June 28, 2013(3)	11,247
	503,822	Term Loan - Second Lien, 0.00%, Maturing June 28, 2013(3)	22,672
Murray Energy Corp.
	853,160	Term Loan, 6.94%, Maturing January 28, 2010	810,502
Noranda Aluminum Acquisition
	2,091,859	Term Loan, 2.45%, Maturing May 18, 2014	1,187,130
Novelis, Inc.
	621,738	Term Loan, 2.43%, Maturing June 28, 2014	447,341
	1,367,837	Term Loan, 3.22%, Maturing June 28, 2014	984,159
Oxbow Carbon and Mineral Holdings
	209,788	Term Loan, 2.43%, Maturing May 8, 2014	183,915
	2,200,267	Term Loan, 2.75%, Maturing May 8, 2014	1,928,901

			$6,470,598

Oil and Gas — 2.6%

Atlas Pipeline Partners, L.P.
	1,500,000	Term Loan, 3.18%, Maturing July 20, 2014	$1,398,750
Big West Oil, LLC
	317,188	Term Loan, 4.50%, Maturing May 1, 2014	256,922
	398,750	Term Loan, 4.50%, Maturing May 1, 2014	322,988
Dresser, Inc.
	1,431,601	Term Loan, 3.45%, Maturing May 4, 2014	1,232,966
	1,000,000	Term Loan - Second Lien, 6.99%, Maturing May 4, 2015	557,500
Dynegy Holdings, Inc.
	112,376	Term Loan, 1.93%, Maturing April 2, 2013	100,822
	1,385,342	Term Loan, 1.93%, Maturing April 2, 2013	1,242,912
Enterprise GP Holdings, L.P.
	1,113,750	Term Loan, 3.12%, Maturing October 31, 2014	1,052,494
Niska Gas Storage
	41,486	Term Loan, 2.20%, Maturing May 13, 2011	37,683
	61,244	Term Loan, 2.21%, Maturing May 13, 2011	55,630
	595,637	Term Loan, 2.21%, Maturing May 12, 2013	541,037
Targa Resources, Inc.
	944,269	Term Loan, 2.44%, Maturing October 31, 2012	826,910
	1,365,968	Term Loan, 2.44%, Maturing October 31, 2012	1,196,197

			$8,822,811

Publishing — 7.9%

American Media Operations, Inc.
	4,155,025	Term Loan, 10.00%, Maturing January 31, 2013	$2,298,248
Aster Zweite Beteiligungs GmbH
	775,000	Term Loan, 4.01%, Maturing September 27, 2013	407,521
CanWest MediaWorks, Ltd.
	786,000	Term Loan, 3.26%, Maturing July 10, 2014	310,470
Dex Media West, LLC
	2,870,000	Term Loan, 0.00%, Maturing October 24, 2014(3)	1,942,631
GateHouse Media Operating, Inc.
	2,078,261	Term Loan, 2.44%, Maturing August 28, 2014	525,503
	871,739	Term Loan, 2.47%, Maturing August 28, 2014	220,425
	675,000	Term Loan, 2.72%, Maturing August 28, 2014	170,678
Idearc, Inc.
	7,081,995	Term Loan, 0.00%, Maturing November 17, 2014(3)	2,786,567
Laureate Education, Inc.
	349,843	Term Loan, 4.34%, Maturing August 17, 2014	259,584
	2,337,692	Term Loan, 4.34%, Maturing August 17, 2014	1,734,567
Local Insight Regatta Holdings, Inc.
	1,634,981	Term Loan, 7.75%, Maturing April 23, 2015	766,397
MediaNews Group, Inc.
	703,000	Term Loan, 7.72%, Maturing August 2, 2013	138,257
Mediannuaire Holding
EUR	500,000	Term Loan - Second Lien, 5.91%, Maturing April 10, 2016	146,368
Merrill Communications, LLC
	1,270,282	Term Loan, 3.50%, Maturing August 9, 2009	835,210
	1,000,000	Term Loan - Second Lien, 7.76%, Maturing November 15, 2013	275,000
Nebraska Book Co., Inc.
	1,376,751	Term Loan, 7.77%, Maturing March 4, 2011	1,252,844
Nelson Education, Ltd.
	492,500	Term Loan, 3.72%, Maturing July 5, 2014	307,812
Nielsen Finance, LLC
	782,540	Term Loan, 2.47%, Maturing August 9, 2013	665,515
Philadelphia Newspapers, LLC
	708,076	Term Loan, 0.00%, Maturing June 29, 2013(3)	174,659
R.H. Donnelley Corp.
	2,795,298	Term Loan, 6.75%, Maturing June 30, 2010	1,893,814
Reader’s Digest Association, Inc. (The)
	6,734,000	Term Loan, 3.29%, Maturing March 2, 2014	2,306,395

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Publishing (continued)

SGS International, Inc.
	633,572	Term Loan, 4.02%, Maturing December 30, 2011	$491,018
Source Interlink Companies, Inc.
	1,984,887	Term Loan, 0.00%, Maturing August 1, 2014(3)	793,955
Trader Media Corp.
GBP	1,334,000	Term Loan, 3.03%, Maturing March 23, 2015	1,123,881
Tribune Co.
	1,546,802	Term Loan, 0.00%, Maturing August 17, 2009(3)	451,666
	1,935,388	Term Loan, 0.00%, Maturing May 17, 2014(3)	567,916
	2,989,950	Term Loan, 0.00%, Maturing May 17, 2014(3)	771,159
Xsys, Inc.
	1,856,807	Term Loan, 4.01%, Maturing September 27, 2013	976,371
	1,896,271	Term Loan, 4.01%, Maturing September 27, 2014	997,122
Yell Group, PLC
	2,600,000	Term Loan, 3.43%, Maturing February 10, 2013	1,341,785

			$26,933,338

Radio and Television — 4.9%

Block Communications, Inc.
	822,375	Term Loan, 3.22%, Maturing December 22, 2011	$686,683
Citadel Broadcasting Corp.
	1,000,000	Term Loan, 2.95%, Maturing June 12, 2014	413,750
CMP KC, LLC
	961,188	Term Loan, 4.50%, Maturing May 5, 2013(5)	275,861
CMP Susquehanna Corp.
	1,655,582	Term Loan, 2.48%, Maturing May 5, 2013	723,973
Emmis Operating Co.
	763,996	Term Loan, 3.08%, Maturing November 2, 2013	441,208
Gray Television, Inc.
	1,089,435	Term Loan, 4.00%, Maturing January 19, 2015	482,075
HIT Entertainment, Inc.
	750,335	Term Loan, 3.49%, Maturing March 20, 2012	408,932
Intelsat Corp.
	2,453,042	Term Loan, 2.99%, Maturing January 3, 2014	2,245,897
	2,453,042	Term Loan, 2.99%, Maturing January 3, 2014	2,245,897
	2,453,787	Term Loan, 2.99%, Maturing January 3, 2014	2,246,579
NEP II, Inc.
	612,492	Term Loan, 2.69%, Maturing February 16, 2014	523,681
Nexstar Broadcasting, Inc.
	1,671,946	Term Loan, 2.79%, Maturing October 1, 2012	1,036,607
	1,767,487	Term Loan, 2.97%, Maturing October 1, 2012	1,095,842
NextMedia Operating, Inc.
	68,108	Term Loan, 5.25%, Maturing November 15, 2012	33,600
	153,244	Term Loan, 6.25%, Maturing November 15, 2012	75,600
Paxson Communications Corp.
	2,500,000	Term Loan, 0.00%, Maturing January 15, 2012(3)	628,908
Raycom TV Broadcasting, LLC
	875,000	Term Loan, 2.00%, Maturing June 25, 2014	656,250
SFX Entertainment
	1,052,465	Term Loan, 4.14%, Maturing June 21, 2013	894,595
Sirius Satellite Radio, Inc.
	492,500	Term Loan, 2.69%, Maturing December 19, 2012	396,463
Univision Communications, Inc.
	1,200,000	Term Loan, 2.68%, Maturing September 29, 2014	738,300
Young Broadcasting, Inc.
	709,275	Term Loan, 4.75%, Maturing November 3, 2012	278,390

			$16,529,091

Rail Industries — 0.9%

Kansas City Southern Railway Co.
	1,969,312	Term Loan, 2.75%, Maturing April 26, 2013	$1,718,225
Rail America, Inc.
	94,240	Term Loan, 5.20%, Maturing August 14, 2009	84,345
	1,455,760	Term Loan, 5.20%, Maturing August 13, 2010	1,302,905

			$3,105,475

Retailers (Except Food and Drug) — 3.6%

American Achievement Corp.
	211,701	Term Loan, 2.70%, Maturing March 25, 2011	$182,063
Amscan Holdings, Inc.
	490,000	Term Loan, 3.65%, Maturing May 25, 2013	421,400
Cumberland Farms, Inc.
	1,529,055	Term Loan, 2.82%, Maturing September 29, 2013	1,253,825
Educate, Inc.
	500,000	Term Loan - Second Lien, 6.47%, Maturing June 14, 2014	287,500
FTD, Inc.
	1,442,750	Term Loan, 6.75%, Maturing July 31, 2014	1,240,765
Harbor Freight Tools USA, Inc.
	423,927	Term Loan, 9.58%, Maturing July 15, 2010	340,202
Josten’s Corp.
	1,509,741	Term Loan, 2.50%, Maturing October 4, 2011	1,415,382
Orbitz Worldwide, Inc.
	1,162,300	Term Loan, 3.97%, Maturing July 25, 2014	428,113
Oriental Trading Co., Inc.
	2,553,944	Term Loan, 7.50%, Maturing July 31, 2013	1,522,151
	1,125,000	Term Loan - Second Lien, 6.43%, Maturing January 31, 2013	243,281
Rover Acquisition Corp.
	2,199,375	Term Loan, 3.16%, Maturing October 26, 2013	1,988,235

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

Savers, Inc.
	334,074	Term Loan, 3.25%, Maturing August 11, 2012	$290,644
	365,502	Term Loan, 3.25%, Maturing August 11, 2012	317,987
Yankee Candle Company, Inc. (The)
	2,958,391	Term Loan, 3.21%, Maturing February 6, 2014	2,479,502

			$12,411,050

Steel — 0.5%

Algoma Acquisition Corp.
	1,038,164	Term Loan, 2.93%, Maturing June 20, 2013	$602,135
Niagara Corp.
	1,994,500	Term Loan, 5.60%, Maturing June 29, 2014	1,121,906

			$1,724,041

Surface Transport — 0.4%

Gainey Corp.
	1,217,425	Term Loan, 0.00%, Maturing April 20, 2012(3)	$138,786
Oshkosh Truck Corp.
	794,217	Term Loan, 7.24%, Maturing December 6, 2013	655,725
Swift Transportation Co., Inc.
	804,039	Term Loan, 3.81%, Maturing May 10, 2014	493,982

			$1,288,493

Telecommunications — 6.0%

Alaska Communications Systems Holdings, Inc.
	985,347	Term Loan, 2.97%, Maturing February 1, 2012	$906,027
Asurion Corp.
	1,900,000	Term Loan, 3.78%, Maturing July 13, 2012	1,659,650
	1,000,000	Term Loan - Second Lien, 6.97%, Maturing January 13, 2013	770,000
Centennial Cellular Operating Co., LLC
	4,445,833	Term Loan, 3.22%, Maturing February 9, 2011	4,410,107
CommScope, Inc.
	1,767,528	Term Loan, 3.57%, Maturing November 19, 2014	1,571,995
FairPoint Communications, Inc.
	4,414,021	Term Loan, 5.75%, Maturing March 31, 2015	2,231,535
Intelsat Subsidiary Holding Co.
	950,625	Term Loan, 2.99%, Maturing July 3, 2013	876,476
Iowa Telecommunications Services
	1,616,000	Term Loan, 2.89%, Maturing November 23, 2011	1,482,680
IPC Systems, Inc.
	500,000	Term Loan - Second Lien, 6.50%, Maturing May 31, 2015	98,334
Macquarie UK Broadcast Ventures, Ltd.
GBP	754,894	Term Loan, 2.85%, Maturing December 26, 2014	789,171
NTelos, Inc.
	1,156,777	Term Loan, 2.68%, Maturing August 24, 2011	1,102,987
Palm, Inc.
	763,375	Term Loan, 3.94%, Maturing April 24, 2014	486,652
Stratos Global Corp.
	976,500	Term Loan, 3.72%, Maturing February 13, 2012	932,557
Trilogy International Partners
	850,000	Term Loan, 4.72%, Maturing June 29, 2012	361,250
Windstream Corp.
	3,035,833	Term Loan, 2.07%, Maturing July 17, 2013	2,848,464

			$20,527,885

Utilities — 1.8%

AEI Finance Holding, LLC
	269,751	Term Loan, 3.44%, Maturing March 30, 2012	$175,338
	1,901,311	Term Loan, 4.22%, Maturing March 30, 2014	1,235,852
Astoria Generating Co.
	1,000,000	Term Loan - Second Lien, 4.20%, Maturing August 23, 2013	858,750
BRSP, LLC
	1,658,831	Term Loan, 5.55%, Maturing July 13, 2009	1,368,535
Electricinvest Holding Co.
GBP	480,000	Term Loan, 5.40%, Maturing December 21, 2012	465,818
EUR	476,616	Term Loan - Second Lien, 5.50%, Maturing December 21, 2012	414,101
Pike Electric, Inc.
	146,240	Term Loan, 2.00%, Maturing July 1, 2012	134,541
	339,771	Term Loan, 2.00%, Maturing December 10, 2012	312,590
TXU Texas Competitive Electric Holdings Co., LLC
	338,522	Term Loan, 3.97%, Maturing October 10, 2014	229,541
	1,332,276	Term Loan, 3.97%, Maturing October 10, 2014	905,191

			$6,100,257

Total Senior Floating-Rate Interests
(identified cost $681,677,830)			$495,791,757

Corporate Bonds & Notes — 8.7%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.0%

Alion Science and Technologies Corp.
	145	10.25%, 2/1/15	$36,250

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense (continued)

Hawker Beechcraft Acquisition
	125	9.75%, 4/1/17	$31,250
Vought Aircraft Industries, Inc., Sr. Notes
	85	8.00%, 7/15/11	35,063

			$102,563

Air Transport — 0.1%

Continental Airlines
	207	7.033%, 6/15/11	$169,802

			$169,802

Automotive — 0.1%

Altra Industrial Motion, Inc.
	335	9.00%, 12/1/11	$309,037
Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	31,500
Tenneco, Inc., Sr. Notes
	40	8.125%, 11/15/15	16,200

			$356,737

Broadcast Radio and Television — 0.0%

Warner Music Group, Sr. Sub. Notes
	85	7.375%, 4/15/14	$63,750

			$63,750

Brokers, Dealers and Investment Houses — 0.0%

Nuveen Investments, Inc., Sr. Notes
	115	10.50%, 11/15/15(6)	$58,650

			$58,650

Building and Development — 0.6%

Grohe Holding GMBH, Variable Rate
EUR	2,000	4.31%, 1/15/14	$1,455,410
Panolam Industries International, Sr. Sub. Notes
	425	10.75%, 10/1/13(3)	23,375
Texas Industries Inc., Sr. Notes
	115	7.25%, 7/15/13(6)	94,012
Wintergames Acquisition ULC
	885	7.82%, 10/31/09	597,346

			$2,170,143

Business Equipment and Services — 0.4%

Affinion Group, Inc.
	95	10.125%, 10/15/13	$81,700
	205	11.50%, 10/15/15	148,625
Ceridian Corp., Sr. Notes
	275	11.25%, 11/15/15(6)	202,125
Education Management, LLC, Sr. Notes
	415	8.75%, 6/1/14	403,587
MediMedia USA, Inc., Sr. Sub. Notes
	170	11.375%, 11/15/14(6)	111,350
Ticketmaster, Sr. Notes
	185	10.75%, 7/28/16(6)	127,188
Travelport, LLC
	60	9.875%, 9/1/14	29,700
West Corp.
	380	9.50%, 10/15/14	331,550

			$1,435,825

Cable and Satellite Television — 0.1%

Cablevision Systems Corp., Sr. Notes, Series B
	50	8.00%, 4/15/12	$50,000
Kabel Deutschland GmbH
	190	10.625%, 7/1/14	194,750
MCC Iowa, LLC
	120	8.50%, 10/15/15	113,400
National Cable PLC
	40	8.75%, 4/15/14	39,800

			$397,950

Chemicals and Plastics — 0.1%

CII Carbon, LLC
	185	11.125%, 11/15/15(6)	$108,225
Nova Chemicals Corp., Sr. Notes, Variable Rate
	195	5.72%, 11/15/13	154,050
Reichhold Industries, Inc., Sr. Notes
	445	9.00%, 8/15/14(6)	82,325
Wellman Holdings, Inc., Sr. Sub. Notes
	438	5.00%, 1/29/19(5)	129,955

			$474,555

Clothing/Textiles — 0.4%

Levi Strauss & Co., Sr. Notes
	505	9.75%, 1/15/15	$479,750
	75	8.875%, 4/1/16	66,750

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Clothing/Textiles (continued)

Oxford Industries, Inc., Sr. Notes
490	8.875%, 6/1/11	$409,150
Perry Ellis International, Inc., Sr. Sub. Notes
360	8.875%, 9/15/13	246,600

		$1,202,250

Conglomerates — 0.1%

RBS Global & Rexnord Corp.
155	11.75%, 8/1/16	$93,775
175	8.875%, 9/1/16	125,125

		$218,900

Containers and Glass Products — 0.6%

Berry Plastics Corp., Sr. Notes, Variable Rate
2,000	5.881%, 2/15/15	$1,750,000
Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	127,100
Pliant Corp.
345	11.625%, 6/15/09(2)(3)	123,915
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
300	8.00%, 3/15/17(3)	66,000
Solo Cup Co.
25	8.50%, 2/15/14	21,125
Stone Container Corp., Sr. Notes
45	8.38%, 7/1/12(3)	9,675

		$2,097,815

Ecological Services and Equipment — 0.2%

Environmental Systems Products Holdings, Inc. Jr. Notes
373	18.00%, 3/31/15(5)	$298,205
Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	385,000

		$683,205

Electronics/Electrical — 0.3%

Advanced Micro Devices, Inc., Sr. Notes
220	7.75%, 11/1/12	$126,500
Amkor Technologies, Inc., Sr. Notes
40	7.125%, 3/15/11	39,350
50	7.75%, 5/15/13	45,250
190	9.25%, 6/1/16	166,250
Avago Technologies Finance
170	10.125%, 12/1/13	164,050
215	11.875%, 12/1/15	188,663
NXP BV/NXP Funding, LLC, Variable Rate
775	3.881%, 10/15/13	223,781

		$953,844

Equipment Leasing — 0.0%

Hertz Corp.
25	8.875%, 1/1/14	$19,500

		$19,500

Financial Intermediaries — 0.1%

Ford Motor Credit Co., Sr. Notes
230	8.00%, 12/15/16	$175,679
General Motors Acceptance Corp., Variable Rate
110	2.488%, 5/15/09	108,762

		$284,441

Food Products — 0.1%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
520	11.50%, 11/1/11	$447,200

		$447,200

Food Service — 0.2%

Aramark Services, Inc.
85	8.50%, 2/1/15	$81,600
El Pollo Loco, Inc.
370	11.75%, 11/15/13	286,750
NPC International, Inc., Sr. Sub. Notes
340	9.50%, 5/1/14	306,000

		$674,350

Food/Drug Retailers — 0.3%

General Nutrition Center, Sr. Notes, Variable Rate
665	6.429%, 3/15/14(2)	$508,725
General Nutrition Center, Sr. Sub. Notes
385	10.75%, 3/15/15	308,000

		$816,725

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Forest Products — 0.2%

Jefferson Smurfit Corp., Sr. Notes
90	8.25%, 10/1/12(3)	$19,350
75	7.50%, 6/1/13(3)	14,625
NewPage Corp.
520	10.00%, 5/1/12	247,000
285	12.00%, 5/1/13	78,375
NewPage Corp., Variable Rate
135	7.42%, 5/1/12	58,725
Verso Paper Holdings, LLC/Verso Paper, Inc.
265	11.375%, 8/1/16	63,600

		$481,675

Healthcare — 0.7%

Accellent, Inc.
285	10.50%, 12/1/13	$216,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	331,500
DJO Finance, LLC/DJO Finance Corp.
190	10.875%, 11/15/14	146,300
HCA, Inc.
70	9.125%, 11/15/14	69,475
115	9.25%, 11/15/16	114,138
MultiPlan, Inc., Sr. Sub. Notes
485	10.375%, 4/15/16(6)	429,225
National Mentor Holdings, Inc.
290	11.25%, 7/1/14	256,650
Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	175,987
US Oncology, Inc.
265	9.00%, 8/15/12	262,350
515	10.75%, 8/15/14	480,237

		$2,482,462

Home Furnishings — 0.0%

Interline Brands, Inc., Sr. Sub. Notes
115	8.125%, 6/15/14	$110,400

		$110,400

Industrial Equipment — 0.1%

Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	$153,075
ESCO Corp., Sr. Notes
145	8.625%, 12/15/13(6)	118,175
ESCO Corp., Sr. Notes, Variable Rate
145	5.201%, 12/15/13(6)	97,875

		$369,125

Insurance — 0.0%

Alliant Holdings I, Inc.
100	11.00%, 5/1/15(6)	$69,500

		$69,500

Leisure Goods/Activities/Movies — 0.3%

Bombardier, Inc.
130	8.00%, 11/15/14(6)	$114,400
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	0.00%, 4/1/12(3)(6)	5,400
Marquee Holdings, Inc., Sr. Disc. Notes
665	9.505%, 8/15/14	520,362
Royal Caribbean Cruises, Sr. Notes
95	7.00%, 6/15/13	74,100
35	6.875%, 12/1/13	26,250
25	7.25%, 6/15/16	16,750
50	7.25%, 3/15/18	32,000
Universal City Development Partners, Sr. Notes
240	11.75%, 4/1/10	228,000

		$1,017,262

Lodging and Casinos — 0.9%

Buffalo Thunder Development Authority
480	9.375%, 12/15/14(6)	$52,800
CCM Merger, Inc.
325	8.00%, 8/1/13(6)	146,250
Chukchansi EDA, Sr. Notes, Variable Rate
280	6.095%, 11/15/12(6)	120,400
Fontainebleau Las Vegas Casino, LLC
485	11.00%, 6/15/15(6)	19,400
Galaxy Entertainment Finance
300	9.875%, 12/15/12(6)	235,500
Greektown Holdings, LLC, Sr. Notes
95	10.75%, 12/1/13(3)(6)	6,175
Host Hotels and Resorts, LP, Sr. Notes
240	6.75%, 6/1/16	210,600
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
145	11.00%, 11/1/12(6)	81,925

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Lodging and Casinos (continued)

Inn of the Mountain Gods, Sr. Notes
500	12.00%, 11/15/10	$107,500
Majestic HoldCo, LLC
140	12.50%, 10/15/11(3)(6)	770
MGM Mirage, Inc.
20	7.50%, 6/1/16	11,300
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	91,700
215	7.125%, 8/15/14	132,225
230	6.875%, 2/15/15	116,725
OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	396,625
Pinnacle Entertainment, Inc., Sr. Sub. Notes
25	8.25%, 3/15/12	24,500
140	7.50%, 6/15/15	116,900
Pokagon Gaming Authority, Sr. Notes
102	10.375%, 6/15/14(6)	94,860
San Pasqual Casino
110	8.00%, 9/15/13(6)	88,550
Scientific Games Corp.
60	7.875%, 6/15/16(6)	54,900
Seminole Hard Rock Entertainment, Variable Rate
175	3.826%, 3/15/14(6)	116,375
Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(6)	268,150
Waterford Gaming, LLC, Sr. Notes
289	8.625%, 9/15/14(6)	231,823
Wynn Las Vegas, LLC
390	6.625%, 12/1/14	331,500

		$3,057,453

Nonferrous Metals/Minerals — 0.2%

FMG Finance PTY, Ltd.
675	10.625%, 9/1/16(6)	$594,000

		$594,000

Oil and Gas — 0.9%

Allis-Chalmers Energy, Inc., Sr. Notes
335	9.00%, 1/15/14	$167,500
Cimarex Energy Co., Sr. Notes
120	7.125%, 5/1/17	106,800
Clayton Williams Energy, Inc.
175	7.75%, 8/1/13	120,750
Compton Pet Finance Corp.
360	7.625%, 12/1/13	139,500
Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	47,250
El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	229,031
Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	129,425
Forbes Energy Services, Sr. Notes
310	11.00%, 2/15/15	213,900
OPTI Canada, Inc., Sr. Notes
95	7.875%, 12/15/14	51,538
180	8.25%, 12/15/14	99,900
Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	78,750
Petrohawk Energy Corp., Sr. Notes
535	9.125%, 7/15/13	526,975
Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	78,200
Petroplus Finance, Ltd.
465	7.00%, 5/1/17(6)	376,650
Quicksilver Resources, Inc.
290	7.125%, 4/1/16	182,700
Sandridge Energy, Inc., Sr. Notes
290	8.00%, 6/1/18(6)	255,200
SemGroup, L.P., Sr. Notes
540	8.75%, 11/15/15(3)(6)	20,250
SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	52,800
Stewart & Stevenson, LLC, Sr. Notes
335	10.00%, 7/15/14	254,600

		$3,131,719

Publishing — 0.2%

Dex Media West/Finance, Series B
112	9.875%, 8/15/13	$32,200
Harland Clarke Holdings
35	9.50%, 5/15/15	21,175
Local Insight Regatta Holdings, Inc.
90	11.00%, 12/1/17	22,050
Nielsen Finance, LLC
515	10.00%, 8/1/14	486,675
70	12.50%, (0.00% until 2011), 8/1/16	38,850
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
455	9.00%, 2/15/17	27,869

		$628,819

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Rail Industries — 0.2%

American Railcar Industry, Sr. Notes
175	7.50%, 3/1/14	$137,375
Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	231,000
100	7.375%, 6/1/14	81,500
190	8.00%, 6/1/15	165,300

		$615,175

Retailers (Except Food and Drug) — 0.3%

Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$322,000
Neiman Marcus Group, Inc.
548	9.00%, 10/15/15	304,162
165	10.375%, 10/15/15	91,575
Sally Holdings, LLC
10	9.25%, 11/15/14	10,050
Sally Holdings, LLC, Sr. Notes
20	10.50%, 11/15/16	19,400
Yankee Acquisition Corp., Series B
545	8.50%, 2/15/15	386,950

		$1,134,137

Steel — 0.1%

RathGibson, Inc., Sr. Notes
445	11.25%, 2/15/14	$111,250
Steel Dynamics, Inc., Sr. Notes
205	7.375%, 11/1/12	183,988

		$295,238

Surface Transport — 0.0%

CEVA Group, PLC, Sr. Notes
210	10.00%, 9/1/14(6)	$105,000

		$105,000

Telecommunications — 0.7%

Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
75	10.125%, 6/15/13	$78,187
Digicel Group, Ltd., Sr. Notes
300	9.25%, 9/1/12(6)	283,500
882	9.125%, 1/15/15(6)	604,170
Nortel Networks, Ltd.
130	10.75%, 7/15/16(3)	35,100
390	10.75%, 7/15/16(3)(6)	105,300
Qwest Corp., Sr. Notes, Variable Rate
925	4.57%, 6/15/13	841,750
Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	190,000
60	8.625%, 8/1/16	60,000

		$2,198,007

Utilities — 0.2%

AES Corp.
55	8.00%, 10/15/17	$50,600
Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	21,375
NGC Corp.
390	7.625%, 10/15/26	224,250
NRG Energy, Inc.
165	7.25%, 2/1/14	159,638
355	7.375%, 1/15/17	339,912
Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	18,150

		$813,925

Total Corporate Bonds & Notes
(identified cost $43,260,165)		$29,732,102

Asset-Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value

$547	Alzette European CLO SA, Series 2004-1A, Class E2, 7.82%, 12/15/20(7)	$43,745
686	Avalon Capital Ltd. 3, Series 1A, Class D, 3.199%, 2/24/19(6)(7)	41,161
907	Babson Ltd., Series 2005-1A, Class C1, 3.081%, 4/15/19(6)(7)	54,428
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.181%, 1/15/19(6)(7)	30,000
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.678%, 8/11/16(6)(7)	80,000
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(7)	60,000
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.863%, 7/17/19(7)	30,000
750	Comstock Funding Ltd., Series 2006-1A, Class D, 6.453%, 5/30/20(6)(7)	15,000

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

$1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.724%, 7/30/16(6)(7)	$75,000
1,000	First CLO Ltd., Series 2004-1A1, Class C, 3.459%, 7/27/16(6)(7)	60,000
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.909%, 4/25/21(6)(7)	60,000

Total Asset-Backed Securities
(identified cost $9,899,694)		$549,334

Common Stocks — 0.0%

Shares	Security	Value

Air Transport — 0.0%

1,535	Delta Air Lines, Inc.(8)	$9,471

		$9,471

Chemicals and Plastics — 0.0%

438	Wellman Holdings, Inc.(5)(8)	$112,731

		$112,731

Commercial Services — 0.0%

6,211	Environmental Systems Products Holdings, Inc.(5)(8)(9)	$0

		$0

Total Common Stocks
(identified cost $131,956)		$122,202

Convertible Preferred Stocks — 0.0%

Shares	Security	Value

Telecommunications — 0.0%

484	Crown Castle International Corp., 6.25%(2)	$22,022

Total Convertible Preferred Stocks
(identified cost $23,003)		$22,022

Preferred Stocks — 0.1%

Shares	Security	Value

Commercial Services — 0.1%

2,845	Environmental Systems Products Holdings, Inc., Series A(5)(8)(9)	$125,208

Total Preferred Stocks
(identified cost $49,787)		$125,208

Miscellaneous — 0.0%

Shares	Security	Value

Air Transport — 0.0%

1,000,000	Delta Air Lines, Inc., Escrow Certificate(8)	$7,500

Total Miscellaneous
(identified cost $0)		$7,500

Short-Term Investments — 2.4%

Interest/Principal
Amount (000’s omitted)	Description	Value

$7,198	Cash Management Portfolio, 0.13%(10)	$7,197,700
1,000	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/09	1,000,000

Total Short-Term Investments
(identified cost $8,197,700)		8,197,700

Total Investments — 156.8%
(identified cost $743,240,135)		$534,547,825

Less Unfunded Loan Commitments — (0.8)%		$(2,633,919)

Net Investments — 156.0%
(identified cost $740,606,216)		$531,913,906

Other Assets, Less Liabilities — (17.5)%		$(59,627,172)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.5)%		$(131,308,445)

Net Assets Applicable to Common Shares — 100.0%		$340,978,289

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

DIP - Debtor in Possession

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities is $5,895,987 or 1.7% of the Trust’s net assets applicable to common shares.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2009.

(8)	Non-income producing security.

(9)	Restricted security. See Note 8.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $733,408,516)	$524,716,206
Affiliated investment, at value (identified cost, $7,197,700)	7,197,700
Foreign currency, at value (identified cost, $71,752)	72,254
Receivable for investments sold	5,028,515
Interest and dividends receivable	4,542,768
Interest receivable from affiliated investment	840
Receivable for closed swap contracts (net of unrealized depreciation of $8,775)	2,225
Prepaid expenses	239,730

Total assets	$541,800,238

Liabilities

Notes payable	$65,000,000
Payable for investments purchased	3,803,679
Payable for open forward foreign currency exchange contracts	263,832
Payable to affiliates:
Investment adviser fee	252,470
Trustees’ fees	1,823
Accrued expenses	191,701

Total liabilities	$69,513,505

Auction preferred shares (5,252 shares outstanding) at liquidation value plus cumulative unpaid dividends	$131,308,444

Net assets applicable to common shares	$340,978,289

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 33,629,955 shares issued and outstanding	$336,300
Additional paid-in capital	662,285,718
Accumulated net realized loss	(113,466,362)
Accumulated undistributed net investment income	864,384
Net unrealized depreciation	(209,041,751)

Net assets applicable to common shares	$340,978,289

Net Asset Value Per Common Share

($340,978,289 ÷ 33,629,955 common shares issued and outstanding)	$10.14

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest	$21,605,362
Dividends	756
Interest income allocated from affiliated investment	42,901
Expenses allocated from affiliated investment	(13,019)

Total investment income	$21,636,000

Expenses

Investment adviser fee	$1,934,199
Trustees’ fees and expenses	11,300
Custodian fee	153,035
Transfer and dividend disbursing agent fees	10,386
Legal and accounting services	135,302
Printing and postage	25,190
Interest expense and fees	3,209,301
Preferred shares service fee	141,263
Miscellaneous	67,550

Total expenses	$5,687,526

Deduct —
Reduction of investment adviser fee	$548,669
Reduction of custodian fee	390

Total expense reductions	$549,059

Net expenses	$5,138,467

Net investment income	$16,497,533

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(33,499,757)
Swap contracts	(8,775)
Foreign currency and forward foreign currency exchange contract transactions	670,083
Extinguishment of debt	(2,123,469)

Net realized loss	$(34,961,918)

Change in unrealized appreciation (depreciation) —
Investments	$33,631,764
Swap contracts	203
Foreign currency and forward foreign currency exchange contracts	(1,254,327)

Net change in unrealized appreciation (depreciation)	$32,377,640

Net realized and unrealized loss	$(2,584,278)

Distributions to preferred shareholders

From net investment income	$(707,665)

Net increase in net assets from operations	$13,205,590

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$16,497,533	$55,940,751
Net realized loss from investment transactions, swap contracts, foreign currency and forward foreign currency exchange contract transactions, and extinguishment of debt	(34,961,918)	(36,470,609)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	32,377,640	(220,522,846)
Distributions to preferred shareholders —
From net investment income	(707,665)	(12,333,061)

Net increase (decrease) in net assets from operations	$13,205,590	$(213,385,765)

Distributions to common shareholders —
From net investment income	$(14,925,484)	$(38,359,137)
Tax return of capital	—	(4,011,498)

Total distributions to common shareholders	$(14,925,484)	$(42,370,635)

Capital share transactions —
Reinvestment of distributions to common shareholders	$240,983	$—

Net increase in net assets from capital share transactions	$240,983	$—

Net decrease in net assets	$(1,478,911)	$(255,756,400)

Net Assets Applicable to Common Shares

At beginning of period	$342,457,200	$598,213,600

At end of period	$340,978,289	$342,457,200

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$864,384	$—

Statement of Cash Flows

Six Months Ended
Cash Flows From	April 30, 2009
Operating Activities	(Unaudited)

Net increase in net assets from operations	$13,205,590
Distributions to preferred shareholders	707,665

Net increase in net assets from operations excluding distributions to preferred shareholders	13,913,255
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(16,391,616)
Investments sold and principal repayments	100,441,663
Decrease in short-term investments, net	98,500
Net accretion/amortization of premium (discount)	(1,611,183)
Amortizaion of structuring fee on notes payable	234,962
Decrease in interest and dividends receivable	1,631,954
Decrease in interest receivable from affiliated investment	11,601
Decrease in receivable for investments sold	1,873,175
Decrease in receivable for open forward foreign currency exchange contracts	777,274
Increase in receivable for closed swap contracts	(203)
Decrease in prepaid expenses	18,487
Increase in payable for investments purchased	801,957
Increase in payable for open forward foreign currency exchange contracts	263,832
Decrease in payable to affiliate for investment adviser fee	(116,536)
Increase in payable to affiliate for Trustees’ fees	220
Decrease in accrued expenses	(930,572)
Decrease in unfunded loan commitments	(974,941)
Net change in unrealized (appreciation) depreciation of investments	(33,631,764)
Net realized (gain) loss on extinguishment of debt	2,123,469
Net realized (gain) loss from investments	33,499,757

Net cash provided by operating activities	$102,033,291

Cash Flows From Financing Activities

Cash distributions paid to common shareholders, net of reinvestments	$(14,684,501)
Distributions to preferred shareholders	(930,563)
Proceeds from notes payable	800,000
Repayment of notes payable	(90,000,000)
Payment of structuring fee on notes payable	(225,000)

Net cash used in financing activities	$(105,040,064)

Net decrease in cash	$(3,006,773)

Cash at beginning of period(1)	$3,079,027

Cash at end of period(1)	$72,254

Supplemental disclosure of cash flow information:

Reinvestment of dividends and distributions	$240,983
Cash paid for interest and fees on borrowings	$3,964,150

(1) Balance includes foreign currency, at value

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended October 31,				Period Ended
	April 30, 2009						October 31,
	(Unaudited)		2008	2007	2006	2005	2004(1)

Net asset value — Beginning of period (Common shares)	$10.190		$17.800	$18.690	$18.740	$18.970	$19.100	(2)

Income (loss) from operations

Net investment income(3)	$0.491		$1.665	$2.177	$2.053	$1.547	$0.968
Net realized and unrealized gain (loss)	(0.076)		(7.647)	(0.861)	(0.026)	(0.193)	0.080
Distributions to preferred shareholders From net investment income(3)	(0.021)		(0.367)	(0.634)	(0.558)	(0.354)	(0.132)

Total income (loss) from operations	$0.394		$(6.349)	$0.682	$1.469	$1.000	$0.916

Less distributions to common shareholders

From net investment income	$(0.444)		$(1.142)	$(1.542)	$(1.519)	$(1.230)	$(0.900)

Tax return of capital	—		(0.119)	(0.030)	—	—	—

Total distributions to common shareholders	$(0.444)		$(1.261)	$(1.572)	$(1.519)	$(1.230)	$(0.900)

Preferred and common shares offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$—	$(0.027)

Preferred shares underwriting discounts(3)	$—		$—	$—	$—	$—	$(0.119)

Net asset value — End of period (Common shares)	$10.140		$10.190	$17.800	$18.690	$18.740	$18.970

Market Value — End of period (Common shares)	$9.620		$9.480	$16.200	$18.240	$17.210	$19.940

Total Investment Return on Net Asset Value(4)	4.99	%(14)	(37.33)%	3.93%	8.47%	5.57%	4.13	%(5)(14)

Total Investment Return on Market Value(4)	7.07	%(14)	(35.90)%	(3.13)%	15.27%	(7.77)%	9.45	%(5)(14)

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended October 31,	Period Ended
April 30, 2009	October 31,
(Unaudited)	2008	2007	2006	2005	2004(1)

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$340,978	$342,457	$598,214	$625,925	$627,586	$633,584
Ratios (as a percentage of average daily net assets applicable to common shares):(6)
Expenses before custodian fee reduction excluding interest and fees(7)	1.32	%(8)	1.18%	1.18%	1.17%	1.16%	1.08	%(8)
Interest and fee expense(9)	2.17	%(8)	0.99%	—	—	—	—
Total expenses	3.49	%(8)	2.17%	1.18%	1.17%	1.16%	1.08	%(8)
Net investment income	11.17	%(8)	10.66%	11.79%	10.95%	8.18%	5.51	%(8)
Portfolio Turnover	3	%(14)	21%	58%	51%	64%	95	%(14)

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(6)
Expenses before custodian fee reduction excluding interest and fees(7)	0.75	%(8)	0.68%	0.72%	0.72%	0.72%	0.71	%(8)
Interest and fee expense(9)	1.24	%(8)	0.57%	—	—	—	—
Total expenses	1.99	%(8)	1.25%	0.72%	0.72%	0.72%	0.71	%(8)
Net investment income	6.37	%(8)	6.12%	7.21%	6.73%	5.04%	3.63	%(8)

Senior Securities:
Total notes payable outstanding (in 000’s)	$65,000	$154,200	$—	$—	$—	$—
Asset coverage per $1,000 of notes payable(10)	$8,266	$4,074	$—	$—	$—	$—
Total preferred shares outstanding	5,252	5,252	15,760	15,760	15,760	15,760
Asset coverage per preferred share	$68,427	(11)	$55,060	(11)	$63,001	(12)	$64,753	(12)	$64,853	(12)	$65,223	(12)
Involuntary liquidation preference per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	For the period from the start of business, November 28, 2003, to October 31, 2004.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 10).

(10)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payables and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred shares. Such amount equates to 274% and 220% at April 30, 2009 and October 31, 2008, respectively.

(12)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(13)	Plus accumulated and unpaid dividends.

(14)	Not annualized.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Forward foreign currency exchange contracts are generally valued using forward exchange rates supplied by a pricing vendor. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2008, the Trust, for federal income tax purposes, had a capital loss carryforward of $78,071,272 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($5,860,075), October 31, 2013 ($4,807,956), October 31, 2014 ($1,142,602), October 31, 2015 ($2,782,217) and October 31, 2016 ($63,478,422).

As of April 30, 2009, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Trust may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Trust may enter into credit default swap contacts to manage its credit risk, to gain exposure to credit in which the Trust may otherwise invest, or to enhance return. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Trust pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Trust would have spent the stream of payments and received no benefits from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Trust is the seller of protection and a credit event occurs, the maximum potential amount of future payments that the Trust could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Trust for the same referenced obligation. As the seller, the Trust effectively adds leverage to its portfolio because, in addition to its total net assets, the Trust is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Trust also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Trust segregates assets in the form of cash or liquid securities in an amount equal to notional amount of the credit default swaps of which it is the seller. The Trust segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction.

The number of APS issued and outstanding as of April 30, 2009 is as follows:

APS Issued and Outstanding

Series A	1,313
Series B	1,313
Series C	1,313
Series D	1,313

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee equivalent to 0.15% (0.25% prior to March 2009) of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
Series	April 30, 2009	Shareholders	Rates	Ranges

A	0.53%	$159,164	0.98%	0.36%–4.74%
B	0.53%	$159,164	0.98%	0.36%–4.74%
C	0.45%	$202,804	1.25%	0.38%–4.29%
D	0.53%	$186,533	1.15%	0.36%–6.04%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of April 30, 2009.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The portion of the adviser fee payable by Cash Management on the Trust’s investment of cash therein is credited against the Trust’s adviser fee. For the six months ended April 30, 2009, the Trust’s adviser fee totaled $1,946,799 of which $12,600 was allocated from Cash Management and $1,934,199 was paid or accrued directly by the Trust. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. Pursuant to this agreement, EVM waived $548,669 of its adviser fee for the six months ended April 30, 2009.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

EVM has further agreed to waive its adviser fee to the extent that the cost of the outstanding borrowings to partially redeem the APS is greater than the dividends and preferred shares service fee that would have been incurred had the APS not been redeemed, hereafter referred to as “incremental cost”. Such waiver is calculated as the lesser of 50% of the Trust’s adviser fee on assets attributable to borrowings or the incremental cost and will remain in effect until October 31, 2009. Pursuant to this agreement, EVM waived $126,048 of its adviser fee for the six months ended April 30, 2009

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $16,391,616 and $100,441,663, respectively, for the six months ended April 30, 2009.

6   Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended April 30, 2009 were 29,134. There were no transactions in common shares for the year ended October 31, 2008.

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$741,015,040

Gross unrealized appreciation	$1,294,604
Gross unrealized depreciation	(210,395,738)

Net unrealized depreciation	$(209,101,134)

8   Restricted Securities

At April 30, 2009, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$0

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	2,845	$49,788		$125,208

Total Restricted Stocks			$49,788		$125,208

(1)	Less than $0.50.

9   Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/29/09	British Pound Sterling 8,119,519	United States Dollar 11,908,898	$(102,390)
5/29/09	Euro 13,738,357	United States Dollar 18,014,283	(161,442)

			$(263,832)

At April 30, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

10   Revolving Credit and Security Agreement

Effective March 31, 2009, the Trust entered into a Revolving Credit and Security Agreement (the Agreement) with a bank to borrow up to an initial limit of $150 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. The Trust also paid an up-front fee of $225,000 which is being amortized to interest expense through March 30, 2010, the termination date of the Agreement. The unamortized balance at April 30, 2009 is approximately $206,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2009, the Trust had borrowings outstanding under the Agreement of $65,000,000 at an interest rate of 1.32%. Prior to March 31, 2009, the Trust had a Revolving Credit and Security Agreement with conduit lenders and a bank to borrow up to an initial limit of $262.7 million at a rate above the conduit’s commercial paper issuance rate. Under the terms of such agreement, the Trust paid a program fee of 1.25% per annum on its outstanding borrowings and a liquidity fee of 1.25% per annum on the borrowing limit. In connection with the Trust’s termination of the agreement, unamoritized structuring fees of approximately $2,123,000 were written off as a realized loss. For the six months ended April 30, 2009, the average borrowings under the agreements and the average interest rate (annualized) were $93,317,680 and 2.03%, respectively.

11   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12   Concentration of Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments.

Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13   Fair Value Measurements

The Trust adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$7,219,722	$—
Level 2	Other Significant Observable Inputs	523,337,079	(263,832)
Level 3	Significant Unobservable Inputs	1,357,105	—

Total		$531,913,906	$(263,832)

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$993,778
Realized gains (losses)	14
Change in net unrealized appreciation (depreciation)*	(929,524)
Net purchases (sales)	252,656
Accrued discount (premium)	(6,197)
Net transfer to (from) Level 3	1,046,378

Balance as of April 30, 2009	$1,357,105

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009*	$(778,927)

*	Amount is included in the related amount on investments in the Statement of Operations.

14   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Trust’s financial statement disclosures.

Eaton Vance Senior Floating-Rate Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust’s transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Senior Floating-Rate Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Floating-Rate Trust
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of April 30, 2009, our records indicate that there are 51 registered shareholders and approximately 25,105 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Senior Floating-Rate Trust (the “Fund”), and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Fund, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Fund to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded, under the circumstances, that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Floating-Rate Trust

OFFICERS AND TRUSTEES

Officers
Payson F. Swaffield
President

Peter M. Campo
Vice President

Scott H. Page
Vice President

Craig P. Russ
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Senior Floating-Rate Trust
Two International Place
Boston, MA 02110

2025-6/09	CE-FLRTSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Contract Review Committee except as contemplated under the Fund Policy. The Board’s Contract Review Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Contract Review Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:    June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:    June 16, 2009

By:	/s/ Scott H. Page
Scott H. Page
President

Date:    June 16, 2009